Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, shares authorized		11,567,003
Convertible preferred stock, liquidation preference		$ 83,585
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,519,618,271
Common stock, shares issued	37,107,522	3,166,946
Common stock, shares outstanding	37,107,522	3,166,946
Predecessor Company
Convertible preferred stock, shares authorized		11,567,003	9,421,633
Convertible preferred stock, liquidation preference		$ 83,585	$ 69,863
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		1,519,618,271	1,519,618,271
Common stock, shares issued		3,166,946	3,161,747
Common stock, shares outstanding		3,166,946	3,161,747
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	9,421,633
Convertible preferred stock, shares issued	0	9,297,081
Convertible preferred stock, shares outstanding	0	9,297,081
Convertible preferred stock, liquidation preference		$ 73,571
Series A Convertible Preferred Stock | Predecessor Company
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		9,421,633	9,421,633
Convertible preferred stock, shares issued		9,297,081	9,297,081
Convertible preferred stock, shares outstanding		9,297,081	9,297,081
Convertible preferred stock, liquidation preference		$ 73,571	$ 69,863
Series B Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	2,145,370
Convertible preferred stock, shares issued	0	1,016,727
Convertible preferred stock, shares outstanding	0	1,016,727
Convertible preferred stock, liquidation preference		$ 10,014
Series B Convertible Preferred Stock | Predecessor Company
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		2,145,370	2,145,370
Convertible preferred stock, shares issued		1,016,727	0
Convertible preferred stock, shares outstanding		1,016,727	0
Convertible preferred stock, liquidation preference		$ 10,014	$ 0